Schedule of Investments (unaudited) June 30, 2019	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
Computershare Ltd.	206,514	$2,349,173

Canada — 1.2%
BlackBerry Ltd.(a)(b)	194,594	1,453,405
CGI Inc.(a)	98,936	7,622,633
Constellation Software Inc./Canada	8,046	7,599,599
Open Text Corp.	107,876	4,461,159
Shopify Inc., Class A(a)	39,932	12,027,118

		33,163,914

China — 0.3%
Xiaomi Corp., Class B(a)(b)(c)	5,304,400	6,789,632

Finland — 0.4%
Nokia OYJ	2,260,628	11,239,848

France — 0.9%
Atos SE	38,442	3,218,541
Capgemini SE	64,070	7,978,498
Dassault Systemes SE	54,832	8,760,712
STMicroelectronics NV New	269,690	4,791,120

		24,748,871

Germany — 2.8%
Infineon Technologies AG	452,662	8,015,896
SAP SE	434,484	59,750,908
Wirecard AG(b)	46,190	7,787,606

		75,554,410

Japan — 4.5%
Canon Inc.	417,200	12,182,209
FUJIFILM Holdings Corp.	178,800	9,066,126
Fujitsu Ltd.	89,400	6,233,273
Hitachi Ltd.	387,400	14,199,393
Keyence Corp.	37,220	22,845,355
Kyocera Corp.	149,000	9,729,116
Murata Manufacturing Co. Ltd.	268,200	12,048,339
NEC Corp.	115,600	4,549,322
NTT Data Corp.	268,200	3,572,183
Omron Corp.	89,400	4,663,338
Ricoh Co. Ltd.	301,400	3,010,083
Rohm Co. Ltd.	29,800	2,002,525
TDK Corp.	42,000	3,251,160
Tokyo Electron Ltd.	59,600	8,364,136
Yaskawa Electric Corp.	119,200	4,049,304

		119,765,862

Netherlands — 1.6%
Adyen NV(a)(c)	9,238	7,139,034
ASML Holding NV	172,244	36,040,883

		43,179,917

South Korea — 3.8%
Samsung Electronics Co. Ltd.	2,183,148	88,864,986
SK Hynix Inc.	234,228	14,098,511

		102,963,497

Spain — 0.5%
Amadeus IT Group SA	176,714	14,018,516

Sweden — 0.6%
Hexagon AB, Class B	109,366	6,077,592
Telefonaktiebolaget LM Ericsson, Class B	1,123,460	10,667,675

		16,745,267

Security	Shares	Value

Switzerland — 0.3%
Logitech International SA, Registered	65,858	$2,634,996
Temenos AG, Registered	25,032	4,483,937

		7,118,933

Taiwan — 3.0%
Hon Hai Precision Industry Co. Ltd.	5,066,378	12,625,369
Largan Precision Co. Ltd.	39,000	4,840,548
MediaTek Inc.	596,000	6,025,338
Taiwan Semiconductor Manufacturing Co. Ltd.	7,450,600	57,331,683

		80,822,938

United Kingdom — 0.5%
Halma PLC	147,510	3,792,267
Micro Focus International PLC	144,370	3,792,388
Sage Group PLC (The)	442,828	4,522,225

		12,106,880

United States — 78.8%
Accenture PLC, Class A	255,982	47,297,794
Adobe Inc.(a)	195,786	57,688,345
Advanced Micro Devices Inc.(a)	356,110	10,815,061
Akamai Technologies Inc.(a)	65,560	5,253,978
Alliance Data Systems Corp.	18,178	2,547,283
Amphenol Corp., Class A	119,498	11,464,638
Analog Devices Inc.	149,894	16,918,536
ANSYS Inc.(a)	33,674	6,897,109
Apple Inc.	1,755,220	347,393,142
Applied Materials Inc.	378,460	16,996,639
Arista Networks Inc.(a)(b)	21,158	5,493,040
Autodesk Inc.(a)	88,208	14,369,083
Automatic Data Processing Inc.	174,330	28,821,979
Broadcom Inc.	159,132	45,807,738
Broadridge Financial Solutions Inc.	46,190	5,897,539
Cadence Design Systems Inc.(a)	112,644	7,976,322
Cisco Systems Inc.	1,719,758	94,122,355
Citrix Systems Inc.	50,064	4,913,281
Cognizant Technology Solutions Corp., Class A	229,460	14,545,469
Corning Inc.	314,092	10,437,277
DXC Technology Co.	107,876	5,949,361
F5 Networks Inc.(a)	23,840	3,471,819
Fidelity National Information Services Inc.	129,332	15,866,450
Fiserv Inc.(a)	157,046	14,316,313
FleetCor Technologies Inc.(a)	34,568	9,708,423
FLIR Systems Inc.	54,236	2,934,168
Fortinet Inc.(a)	58,110	4,464,591
Gartner Inc.(a)(b)	36,058	5,803,175
Global Payments Inc.	62,580	10,020,935
Hewlett Packard Enterprise Co.	539,976	8,072,641
HP Inc.	606,132	12,601,484
Intel Corp.	1,799,026	86,119,375
International Business Machines Corp.	355,812	49,066,475
Intuit Inc.	104,002	27,178,843
IPG Photonics Corp.(a)(b)	14,304	2,206,392
Jack Henry & Associates Inc.	30,992	4,150,449
Juniper Networks Inc.	139,762	3,721,862
Keysight Technologies Inc.(a)(b)	75,394	6,771,135
KLA-Tencor Corp.	66,156	7,819,639
Lam Research Corp.	60,792	11,419,169
Mastercard Inc., Class A	360,580	95,384,227
Maxim Integrated Products Inc.	111,750	6,684,885
Microchip Technology Inc.	95,360	8,267,712
Micron Technology Inc.(a)	446,404	17,226,730

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Microsoft Corp.	3,076,552	$412,134,906
Motorola Solutions Inc.	65,858	10,980,504
NetApp Inc.	98,936	6,104,351
NVIDIA Corp.	244,956	40,229,124
Oracle Corp.	975,652	55,582,894
Paychex Inc.	127,544	10,495,596
PayPal Holdings Inc.(a)	471,436	53,960,565
Qorvo Inc.(a)	49,766	3,314,913
QUALCOMM Inc.	488,422	37,154,262
Red Hat Inc.(a)	71,520	13,428,595
salesforce.com Inc.(a)	311,708	47,295,455
Seagate Technology PLC	101,618	4,788,240
Skyworks Solutions Inc.	70,328	5,434,245
Symantec Corp.	248,830	5,414,541
Synopsys Inc.(a)	59,600	7,669,924
TE Connectivity Ltd.	135,292	12,958,268
Texas Instruments Inc.	379,354	43,534,665
Total System Services Inc.	65,262	8,371,157
VeriSign Inc.(a)	41,720	8,726,155
Visa Inc., Class A	698,512	121,226,758
Western Digital Corp.	117,710	5,597,110
Western Union Co. (The)	175,820	3,497,060
Xerox Corp.	78,374	2,775,223
Xilinx Inc.	102,214	12,053,075

		2,107,610,447

Total Common Stocks — 99.3% (Cost: $2,273,959,598)		2,658,178,105

Preferred Stocks

South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	330,482	10,947,852

Total Preferred Stocks — 0.4% (Cost: $11,235,119)		10,947,852

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	18,632,261	$18,641,577
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	2,802,386	2,802,386

		21,443,963

Total Short-Term Investments — 0.8% (Cost: $21,439,881)		21,443,963

Total Investments in Securities — 100.5% (Cost: $2,306,634,598)		2,690,569,920

Other Assets, Less Liabilities — (0.5)%		(14,489,181)

Net Assets — 100.0%		$2,676,080,739

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,656,392	13,975,869	18,632,261	$18,641,577	$33,151	(a)	$1,959	$2,484
BlackRock Cash Funds: Treasury, SL Agency Shares	5,794,378	(2,991,992)	2,802,386	2,802,386	20,804		—	—

				$21,443,963	$53,955		$1,959	$2,484

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Tech ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,658,178,105	$—	$—	$2,658,178,105
Preferred Stocks	10,947,852	—	—	10,947,852
Money Market Funds	21,443,963	—	—	21,443,963

	$2,690,569,920	$—	$—	$2,690,569,920

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3